Loans from Third Parties (Details) ¥ in Thousands			6 Months Ended
	Jan. 18, 2023 USD ($)	Jan. 18, 2023 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 CNY (¥)	Apr. 27, 2024 USD ($)	Apr. 27, 2024 CNY (¥)	Apr. 09, 2024 USD ($)	Apr. 09, 2024 CNY (¥)	Mar. 13, 2024 USD ($)	Mar. 13, 2024 CNY (¥)	Jan. 01, 2024 USD ($)	Jan. 01, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 27, 2023 USD ($)	Dec. 27, 2023 CNY (¥)	Nov. 20, 2023 USD ($)	Nov. 20, 2023 CNY (¥)	Sep. 17, 2023 USD ($)	Sep. 17, 2023 CNY (¥)	Jul. 07, 2023 USD ($)	May 27, 2023 USD ($)	May 27, 2023 CNY (¥)	May 26, 2023 USD ($)	May 26, 2023 CNY (¥)	Feb. 08, 2023 USD ($)	Feb. 08, 2023 CNY (¥)	Jan. 20, 2023 USD ($)	Jan. 20, 2023 CNY (¥)	Jan. 01, 2023 USD ($)	Jan. 01, 2023 CNY (¥)	Oct. 11, 2022 USD ($)	Oct. 11, 2022 CNY (¥)	Feb. 08, 2021 USD ($)
Loans from Third Parties [Line Items]
increase the principal amount	$ 1,200,000	¥ 9,000
Interest			$ 58,582
Loan agreement [Member]
Loans from Third Parties [Line Items]
Maturity date	Jan. 17, 2025	Jan. 17, 2025
Beijing REIT [Member]
Loans from Third Parties [Line Items]
Maturity date			Feb. 07, 2025	Feb. 07, 2025
Jiangsu Yuantong Municipal Projects Construction Co. Ltd. [Member]
Loans from Third Parties [Line Items]
Working capital loan																																$ 281,694	¥ 2,000	$ 1,200,000	¥ 8,000
Repayment of loan			$ 76,693	¥ 600
Changshu Tongjiang Machinery Co., Ltd. [Member]
Loans from Third Parties [Line Items]
Working capital loan																																140,847
Changshu Tongjiang Engineering Co., Ltd [Member]
Loans from Third Parties [Line Items]
Working capital loan									$ 61,920	¥ 500																							1,000
Lei Creative Design (Beijing) Co., Ltd. [Member]
Loans from Third Parties [Line Items]
Working capital loan																																$ 138,812	¥ 1,000
Zhang Miao [Member]
Loans from Third Parties [Line Items]
Working capital loan																												$ 598,377	¥ 4,200
Repayment of loan			723,395	5,300
Xinyi REIT [Member]
Loans from Third Parties [Line Items]
Working capital loan			138,812			¥ 1,000
Beijing REIT [Member]
Loans from Third Parties [Line Items]
Working capital loan																																				$ 156,900
Repayment of loan			123,840	900
Zhang Lei Studio [Member]
Loans from Third Parties [Line Items]
Working capital loan																			$ 14,085	¥ 100
Xinyi Xinshuo Concrete Co., Ltd. [Member]
Loans from Third Parties [Line Items]
Working capital loan																					$ 70,424	¥ 500
Xinyi Xinnan [Member]
Loans from Third Parties [Line Items]
Working capital loan																								$ 84,508	¥ 600
REIT Ecological Technology Co., Ltd [Member]
Loans from Third Parties [Line Items]
Working capital loan																	$ 281,694	¥ 2,000
Hainan Yile IoV Technology Research Institute Co., Ltd, (“IoV Technology Research”) [Member]
Loans from Third Parties [Line Items]
Working capital loan															$ 207,036	¥ 1,500
Repayment of loan			197,325	1,400
Chen Guo [Member]
Loans from Third Parties [Line Items]
Working capital loan																														$ 59,605	¥ 420
Annual interest																														1.00%	1.00%
Honghe County Yisa Hengtong Decoration Company [Member]
Loans from Third Parties [Line Items]
Working capital loan																										$ 112,678	¥ 800
Annual interest																										1.00%	1.00%
Ordos Ruitu Rural Development Promotion Center [Member]
Loans from Third Parties [Line Items]
Working capital loan																							$ 7,042
Yu Zhanfeng [Member]
Loans from Third Parties [Line Items]
Working capital loan											$ 68,800	¥ 500
Beijin RETO [Member]
Loans from Third Parties [Line Items]
Working capital loan							$ 19,264	¥ 100					$ 16,512	¥ 100
Qihang Hongye Technology (Inner Mongolia) Co., Ltd [Member]
Loans from Third Parties [Line Items]
Working capital loan																			$ 985,930
Repayment of loan			$ 470,959	¥ 3,400
Annual interest																			12.00%	12.00%